Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Equable Shares Hedged Equity Fund
Institutional Class EQHEX
(Class I)

A Series of Series Portfolios Trust

March 24, 2023

Supplement to the Prospectus dated February 28, 2023

This supplement amends the Prospectus for the Equable Shares Hedged Equity Fund (the “Fund”) dated February 28, 2023.

Effective April 1, 2023, to reduce the Fund’s Total Annual Fund Operating Expenses, Teramo Advisors, LLC (the “Adviser”), has contractually agreed, pursuant to an operating expenses limitation agreement between the Adviser and Series Portfolios Trust (the “Trust”), on behalf of the Fund, to reduce the Fund’s operating expense limit by 0.10% so that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets through at least February 28, 2024.

The following disclosures are hereby revised to reflect the reduction to the contractual operating expense limit of the Fund:

Page 1 – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Equable Shares Hedged Equity Fund (the “Fund”). In addition to the fees and expenses described in the table below, you may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in this table. More information is available from your financial professional and in the “Shareholder Information” section of the Fund’s Statutory Prospectus beginning on page 13.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses(1)(2)(3)	1.19%

(1)Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and exclude AFFE.
(2)Total Annual Fund Operating Expenses have been restated to reflect the current fees for the Fund.
(3)Teramo Advisers, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2024 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee recoupment arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$121	$378	$654	$1,443

Page 12 – “Management of the Fund – Investment Adviser”

In addition, the Adviser has contractually agreed to reduce its management fees, and may reimburse the Fund for certain operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets. The Expense Cap will remain in effect through at least February 28, 2024, and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided after payment of the recoupment is taken into account, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, and (ii) in effect at the time of recoupment.

Please retain this Supplement with the Prospectus.

Equable Shares Hedged Equity Fund

Institutional Class
(Trading Symbol: EQHEX)

A Series of Series Portfolios Trust (the “Trust”)

Supplement dated March 24, 2023 to the Statement of Additional Information (“SAI”) dated February 28, 2023

This supplement amends the SAI for the Equable Shares Hedged Equity Fund (the “Fund”) dated February 28, 2023.

The fourth and fifth paragraphs under the section in the SAI titled “THE INVESTMENT ADVISER” are deleted in their entirety and replaced with the following:

In addition, the Adviser has contractually agreed to reduce its management fees and may reimburse the Fund for certain operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets (the “Expense Cap”).

The Expense Cap will remain in effect through at least February 28, 2024, and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, provided that, after payment of the recoupment is taken into account, Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, and (ii) in effect at the time of recoupment.

Please retain this Supplement with the SAI.